                           MFS(R) EMERGING GROWTH FUND

                      Supplement to the Current Prospectus


The description of portfolio manager under the "Management of the Fund - Investment Adviser" section is hereby restated as follows:

          John W. Ballen, President and Chief Investment Officer of MFS, is the portfolio manager of the Fund. Mr. Ballen has been the portfolio manager of the Fund since the fund's inception in 1986.































                  The date of this Supplement is March 5, 1999.

                         MFS(R) LARGE CAP GROWTH FUND

                      Supplement to the Current Prospectus


The description of portfolio manager under the "Management of the Fund - Investment Adviser" section is hereby restated as follows:

          John E. Lathrop, a Vice President of the Adviser, is the portfolio manager of the Fund. Mr. Lathrop has been employed as a portfolio manager by the Adviser since 1994. Mr. Lathrop is a Chartered Financial Analyst.































                  The date of this Supplement is March 5, 1999.